Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 132,400	$ 139,853
Accumulated depreciation and amortization		(87,325)	(89,704)
Property and equipment, net		45,075	50,149
Land [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,157	2,376
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		32,723	35,659
Machinery and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		34,396	35,349
Computer and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		20,590	28,189
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		8,515	9,991
Capitalized software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		28,784	17,031
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,812	3,604
Construction in progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment, gross	[1]	$ 1,423	$ 7,654

[1]	Property construction-in-progress is stated at cost and not depreciated. The property would be transferred to its respective account within property, plant and equipment upon completion.